Quarterly Holdings Report
for

Fidelity® Magellan® K6 Fund

December 31, 2019

MAG-K6-QTLY-0220
1.9893881.100

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Entertainment - 1.6%
The Walt Disney Co.	17,300	$2,502,099
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (a)	2,042	2,735,034
Class C (a)	2,094	2,799,720
Facebook, Inc. Class A (a)	18,868	3,872,657
		9,407,411
Media - 2.4%
Charter Communications, Inc. Class A (a)	3,059	1,483,860
Comcast Corp. Class A	48,141	2,164,901
		3,648,761

TOTAL COMMUNICATION SERVICES		15,558,271

CONSUMER DISCRETIONARY - 10.9%
Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.	18,910	1,662,567
Yum! Brands, Inc.	13,504	1,360,258
		3,022,825
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	3,060	5,654,390
Multiline Retail - 0.8%
Dollar General Corp.	7,622	1,188,880
Specialty Retail - 3.4%
Ross Stores, Inc.	10,638	1,238,476
The Home Depot, Inc.	11,866	2,591,297
TJX Companies, Inc.	24,096	1,471,302
		5,301,075
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	18,455	1,869,676

TOTAL CONSUMER DISCRETIONARY		17,036,846

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	5,841	1,716,787
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	8,228	1,699,411

TOTAL CONSUMER STAPLES		3,416,198

FINANCIALS - 5.9%
Capital Markets - 4.8%
CME Group, Inc.	7,700	1,545,544
Intercontinental Exchange, Inc.	15,523	1,436,654
Moody's Corp.	6,665	1,582,338
MSCI, Inc.	4,630	1,195,373
S&P Global, Inc.	6,283	1,715,573
		7,475,482
Insurance - 1.1%
Marsh & McLennan Companies, Inc.	14,923	1,662,571

TOTAL FINANCIALS		9,138,053

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 5.3%
Becton, Dickinson & Co.	6,701	1,822,471
Boston Scientific Corp. (a)	36,995	1,672,914
Danaher Corp.	11,418	1,752,435
Intuitive Surgical, Inc. (a)	2,736	1,617,386
Stryker Corp.	6,809	1,429,481
		8,294,687
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	9,920	2,916,282
Life Sciences Tools & Services - 2.3%
Mettler-Toledo International, Inc. (a)	1,770	1,404,106
Thermo Fisher Scientific, Inc.	6,686	2,172,081
		3,576,187
Pharmaceuticals - 0.9%
Zoetis, Inc. Class A	11,300	1,495,555

TOTAL HEALTH CARE		16,282,711

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.8%
HEICO Corp. Class A	14,328	1,282,786
TransDigm Group, Inc.	2,652	1,485,120
		2,767,906
Commercial Services & Supplies - 2.2%
Cintas Corp.	4,438	1,194,177
Copart, Inc. (a)	11,755	1,069,000
Waste Connection, Inc. (United States)	13,589	1,233,745
		3,496,922
Electrical Equipment - 0.9%
AMETEK, Inc.	13,292	1,325,744
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	3,527	1,249,369
Machinery - 0.7%
IDEX Corp.	6,412	1,102,864
Professional Services - 2.4%
IHS Markit Ltd. (a)	19,488	1,468,421
TransUnion Holding Co., Inc.	11,701	1,001,723
Verisk Analytics, Inc.	8,738	1,304,933
		3,775,077
Road & Rail - 1.1%
Union Pacific Corp.	9,400	1,699,426

TOTAL INDUSTRIALS		15,417,308

INFORMATION TECHNOLOGY - 36.5%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	13,088	1,416,514
CDW Corp.	7,675	1,096,297
		2,512,811
IT Services - 12.8%
Accenture PLC Class A	9,589	2,019,156
Automatic Data Processing, Inc.	8,763	1,494,092
Black Knight, Inc. (a)	18,469	1,190,881
Fidelity National Information Services, Inc.	11,052	1,537,223
Fiserv, Inc. (a)	14,281	1,651,312
FleetCor Technologies, Inc. (a)	3,904	1,123,259
Gartner, Inc. (a)	61	9,400
Global Payments, Inc.	8,371	1,528,210
MasterCard, Inc. Class A	10,277	3,068,609
PayPal Holdings, Inc. (a)	16,102	1,741,753
VeriSign, Inc. (a)	6,034	1,162,631
Visa, Inc. Class A	18,071	3,395,541
		19,922,067
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	11,173	1,327,799
KLA-Tencor Corp.	6,300	1,122,471
Lam Research Corp.	4,200	1,228,080
Texas Instruments, Inc.	13,569	1,740,767
		5,419,117
Software - 13.3%
Adobe, Inc. (a)	7,215	2,379,579
ANSYS, Inc. (a)	5,437	1,399,538
Aspen Technology, Inc. (a)	9,800	1,185,114
Autodesk, Inc. (a)	7,782	1,427,686
Cadence Design Systems, Inc. (a)	16,900	1,172,184
Intuit, Inc.	5,518	1,445,330
Microsoft Corp.	54,444	8,585,818
Salesforce.com, Inc. (a)	12,160	1,977,702
Synopsys, Inc. (a)	8,955	1,246,536
		20,819,487
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	27,905	8,194,303

TOTAL INFORMATION TECHNOLOGY		56,867,785

MATERIALS - 3.9%
Chemicals - 3.9%
Air Products & Chemicals, Inc.	5,500	1,292,445
Ecolab, Inc.	8,061	1,555,692
Linde PLC	8,655	1,842,650
Sherwin-Williams Co.	2,277	1,328,721
		6,019,508
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Alexandria Real Estate Equities, Inc.	7,226	1,167,577
American Tower Corp.	8,973	2,062,175
Crown Castle International Corp.	11,609	1,650,219
Equinix, Inc.	2,574	1,502,444
Equity Lifestyle Properties, Inc.	15,332	1,079,219
Prologis, Inc.	18,889	1,683,765
SBA Communications Corp. Class A	5,734	1,381,837
		10,527,236
UTILITIES - 2.2%
Electric Utilities - 1.4%
NextEra Energy, Inc.	8,880	2,150,381
Water Utilities - 0.8%
American Water Works Co., Inc.	11,000	1,351,350

TOTAL UTILITIES		3,501,731

TOTAL COMMON STOCKS
(Cost $141,411,653)		153,765,647

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.58% (b)
(Cost $2,086,784)	2,086,366	2,086,784
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $143,498,437)		155,852,431
NET OTHER ASSETS (LIABILITIES) - 0.0%		76,254
NET ASSETS - 100%		$155,928,685

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,869
Fidelity Securities Lending Cash Central Fund	2,256
Total	$15,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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